Unaudited Interim Condensed Statements of Operating and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Diluted net loss per common share	$ (0.54)	$ (0.42)
Weighted average common shares used for computing diluted net loss per common share (in Dollars per share)	15,892,327	11,069,254